ACQUISITIONS	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS

NOTE 3 - ACQUISITIONS

2019 Reverse Merger with Oncotelic

The Company completed the merger with Oncotelic Inc. (“Merger”) in 2019. For more details, refer to our annual report on Form 10-K for the fiscal year 2020 filed by the Company on April 15, 2021.

2019 Merger with PointR

The Company completed the merger with PointR Data Inc (“PointR Merger”) in 2019. For more details, refer to our annual report on Form 10-K for the fiscal year 2020 filed by the Company on April 15, 2021.